Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premiums
Direct	$ 1,178	$ 1,015	$ 890
Assumed from other companies	0	0	0
Ceded to other companies	(347)	(291)	(255)
Premiums	831	724	635
Life, accident and health insurance in force
Direct	241,936	228,095	216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)
Life, accident and health insurance	$ 182,353	$ 169,791	$ 156,112